Summary of Significant Accounting Policies - Concentration of Investments (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investment, Identifier [Axis]: Knife River Common Stock
EBP, Accounting Policy [Line Items]
Amount		$ 89,044,385
Percent of net assets		11.00%
Investment, Identifier [Axis]: Mutual Funds | Fidelity 500 Index Fund
EBP, Accounting Policy [Line Items]
Amount	$ 99,376,462
Percent of net assets	10.00%
Investment, Identifier [Axis]: Vanguard Institutional Index Fund
EBP, Accounting Policy [Line Items]
Amount		$ 84,442,591
Percent of net assets		10.00%